Warrant Liability (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Stock Price	$ 12.63	$ 10.15	$ 8.55
Dividend Yield	0.125%
Risk-free rate	0.46%	0.67%	0.78%
Expected Term	1 year 8 months 19 days	1 year 11 months 19 days	2 years 11 months 19 days
Expected Volatility	32.69%	33.62%	44.69%